As filed with the Securities and Exchange Commission on October 26, 2010
Securities Act File No. 333-132400 and
Investment Company Act File No. 811-21866

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☑     Post-Effective Amendment No. 23
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑     Amendment No. 26
HIGHLAND FUNDS I
(Exact Name of Registrant as Specified in Charter)
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100
Mr. R. Joseph Dougherty
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
Copies to:

Mr. M. Jason Blackburn	Gregory D. Sheehan, Esq.
c/o Highland Capital Management, L.P.	Ropes & Gray LLP
NexBank Tower	Prudential Tower
13455 Noel Road, Suite 800	800 Boylston Street
Dallas, Texas 75240	Boston, Massachusetts 02199-3600

It is proposed that this filing be effective:
☐     Immediately upon filing pursuant to paragraph (b)
☑     On October 29, 2010 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     On (date) pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☑     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Parts A, B and C to the Highland Funds I (the “Registrant”) Post-Effective Amendment No. 22 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Amendment No. 25 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on August 27, 2010 (the “Post-Effective Amendment”) are incorporated herein by reference.
The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate October 29, 2010 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on August 27, 2010, which contains the Class A and C Shares Prospectus and Class Z Shares Prospectus of Highland All Cap Equity Value Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, the Class I Shares Prospectus of Highland All Cap Equity Value Fund and the Statement of Additional Information describing Highland All Cap Equity Value Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund. The Post-Effective Amendment was initially scheduled to become effective on October 26, 2010. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Highland Funds I, has duly caused this Post-Effective Amendment No. 23 under the Securities Act and Amendment No. 26 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 26th day of October, 2010.

HIGHLAND FUNDS I
By	/s/ R. Joseph Dougherty
R. Joseph Dougherty
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 23 to the Registration Statement has been signed on October 26, 2010 by the following persons in the capacities indicated:

Signature	Title

/s/ R. Joseph Dougherty R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer

/s/ Timothy K. Hui* Timothy K. Hui	Trustee

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee

/s/ James F. Leary* James F. Leary	Trustee

/s/ Bryan A. Ward* Bryan A. Ward	Trustee

/s/ M. Jason Blackburn M. Jason Blackburn	Treasurer (Principal Financial Officer and Principal Accounting Officer) and Secretary

*By:	/s/ M. Jason Blackburn
M. Jason Blackburn
Attorney-in-Fact October 26, 2010

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